Accrued Expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses
Employee and related expenses	$ 50,335	$ 680,026	$ 499,752
Directors and officers insurance	385,362
Research and development	24,758		4,000
Professional fees	153,995		74,772
Total accrued expenses	$ 614,450	$ 680,026	$ 578,524